Investments accounted for using equity method (Details 4) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Current assets	$ 941,007,259	$ 729,106,553
Non-current assets	1,464,857,657	1,247,122,534
Current liabilities	645,724,245	468,749,455
Non-current liabilities	371,024,728	280,651,024
Associated
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Current assets		5,540,894
Non-current assets		26,609,731
Current liabilities		4,444,262
Non-current liabilities		9,037,112
Joint ventures [member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Current assets	206,761,242	49,960,930
Non-current assets	246,997,507	150,837,264
Current liabilities	172,143,127	35,339,239
Non-current liabilities	$ 2,893,856	$ 1,994,220